United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4018
(Investment Company Act File Number)

Federated Hermes High Yield Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-02-28

Date of Reporting Period: 2025-02-28

Item 1.	Reports to Stockholders

Federated Hermes Opportunistic High Yield Bond Fund

Class A Shares | FHYAX

Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes High Yield Trust

This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$101	0.97%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Healthcare, Diversified Manufacturing and Building Materials industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless and Metals & Mining sectors as well as its overweight allocation to the outperforming Technology sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: SRS Distribution, McAfee Corp., Allied Universal Holdco, Clydesdale Acquisition, AthenaHealth Group and Rocket Software.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric, Technology and Auto industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight position in the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Packaging and Auto sectors. The Fund’s opportunistic equity allocation also detracted from performance, as did the Fund’s cash position given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and Dornoch Debt Merger Sub.

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/28/2015 to 2/28/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average Index
2/28/2015	$9,556	$10,000	$10,000	$10,000
2/29/2016	$8,811	$10,150	$9,174	$9,220
2/28/2017	$10,570	$10,294	$11,177	$10,952
2/28/2018	$10,909	$10,346	$11,644	$11,352
2/28/2019	$11,261	$10,674	$12,146	$11,726
2/29/2020	$11,709	$11,921	$12,886	$12,377
2/28/2021	$13,153	$12,086	$14,086	$13,393
2/28/2022	$13,439	$11,766	$14,175	$13,512
2/28/2023	$12,530	$10,622	$13,402	$12,765
2/29/2024	$13,762	$10,976	$14,878	$14,046
2/28/2025	$14,901	$11,613	$16,380	$15,329

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	3.47%	3.97%	4.07%
Class A Shares without sales load	8.28%	4.94%	4.54%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	10.09%	4.92%	5.06%
Lipper High Yield Funds Average Index	9.13%	4.35%	4.24%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$449,469,313
  Number of Investments478
  Portfolio Turnover20%
  Total Advisory Fees Paid$2,461,119

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	4.0%
Packaging	4.1%
Building Materials	4.1%
Health Care	4.7%
Midstream	4.7%
Gaming	5.0%
Automotive	5.8%
Cable Satellite	6.7%
Insurance - P&C	8.4%
Technology	11.5%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197302

30221-A (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Class C Shares | FHYCX

Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes High Yield Trust

This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$187	1.80%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Healthcare, Diversified Manufacturing and Building Materials industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless and Metals & Mining sectors as well as its overweight allocation to the outperforming Technology sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: SRS Distribution, McAfee Corp., Allied Universal Holdco, Clydesdale Acquisition, AthenaHealth Group and Rocket Software.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric, Technology and Auto industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight position in the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Packaging and Auto sectors. The Fund’s opportunistic equity allocation also detracted from performance, as did the Fund’s cash position given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and Dornoch Debt Merger Sub.

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/28/2015 to 2/28/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average Index
2/28/2015	$10,000	$10,000	$10,000	$10,000
2/29/2016	$9,152	$10,150	$9,174	$9,220
2/28/2017	$10,901	$10,294	$11,177	$10,952
2/28/2018	$11,182	$10,346	$11,644	$11,352
2/28/2019	$11,457	$10,674	$12,146	$11,726
2/29/2020	$11,817	$11,921	$12,886	$12,377
2/28/2021	$13,166	$12,086	$14,086	$13,393
2/28/2022	$13,345	$11,766	$14,175	$13,512
2/28/2023	$12,320	$10,622	$13,402	$12,765
2/29/2024	$13,532	$10,976	$14,878	$14,046
2/28/2025	$14,652	$11,613	$16,380	$15,329

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	6.39%	4.09%	3.89%
Class C Shares without sales load	7.39%	4.09%	3.89%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	10.09%	4.92%	5.06%
Lipper High Yield Funds Average Index	9.13%	4.35%	4.24%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$449,469,313
  Number of Investments478
  Portfolio Turnover20%
  Total Advisory Fees Paid$2,461,119

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	4.0%
Packaging	4.1%
Building Materials	4.1%
Health Care	4.7%
Midstream	4.7%
Gaming	5.0%
Automotive	5.8%
Cable Satellite	6.7%
Insurance - P&C	8.4%
Technology	11.5%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197401

30221-B (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Institutional Shares | FHTIX

Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes High Yield Trust

This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.72%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Healthcare, Diversified Manufacturing and Building Materials industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless and Metals & Mining sectors as well as its overweight allocation to the outperforming Technology sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: SRS Distribution, McAfee Corp., Allied Universal Holdco, Clydesdale Acquisition, AthenaHealth Group and Rocket Software.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric, Technology and Auto industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight position in the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Packaging and Auto sectors. The Fund’s opportunistic equity allocation also detracted from performance, as did the Fund’s cash position given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and Dornoch Debt Merger Sub.

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/28/2015 to 2/28/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average Index
2/28/2015	$10,000	$10,000	$10,000	$10,000
2/29/2016	$9,240	$10,150	$9,174	$9,220
2/28/2017	$11,119	$10,294	$11,177	$10,952
2/28/2018	$11,519	$10,346	$11,644	$11,352
2/28/2019	$11,902	$10,674	$12,146	$11,726
2/29/2020	$12,405	$11,921	$12,886	$12,377
2/28/2021	$13,994	$12,086	$14,086	$13,393
2/28/2022	$14,333	$11,766	$14,175	$13,512
2/28/2023	$13,370	$10,622	$13,402	$12,765
2/29/2024	$14,748	$10,976	$14,878	$14,046
2/28/2025	$16,010	$11,613	$16,380	$15,329

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	8.56%	5.23%	4.82%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	10.09%	4.92%	5.06%
Lipper High Yield Funds Average Index	9.13%	4.35%	4.24%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$449,469,313
  Number of Investments478
  Portfolio Turnover20%
  Total Advisory Fees Paid$2,461,119

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	4.0%
Packaging	4.1%
Building Materials	4.1%
Health Care	4.7%
Midstream	4.7%
Gaming	5.0%
Automotive	5.8%
Cable Satellite	6.7%
Insurance - P&C	8.4%
Technology	11.5%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197203

30221-C (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Class R6 Shares | FHYLX

Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes High Yield Trust

This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$74	0.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Healthcare, Diversified Manufacturing and Building Materials industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless and Metals & Mining sectors as well as its overweight allocation to the outperforming Technology sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: SRS Distribution, McAfee Corp., Allied Universal Holdco, Clydesdale Acquisition, AthenaHealth Group and Rocket Software.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric, Technology and Auto industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight position in the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Packaging and Auto sectors. The Fund’s opportunistic equity allocation also detracted from performance, as did the Fund’s cash position given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and Dornoch Debt Merger Sub.

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/28/2015 to 2/28/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average Index
2/28/2015	$10,000	$10,000	$10,000	$10,000
2/29/2016	$9,218	$10,150	$9,174	$9,220
2/28/2017	$11,064	$10,294	$11,177	$10,952
2/28/2018	$11,442	$10,346	$11,644	$11,352
2/28/2019	$11,841	$10,674	$12,146	$11,726
2/29/2020	$12,344	$11,921	$12,886	$12,377
2/28/2021	$13,924	$12,086	$14,086	$13,393
2/28/2022	$14,264	$11,766	$14,175	$13,512
2/28/2023	$13,309	$10,622	$13,402	$12,765
2/29/2024	$14,681	$10,976	$14,878	$14,046
2/28/2025	$15,938	$11,613	$16,380	$15,329

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	8.56%	5.24%	4.77%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	10.09%	4.92%	5.06%
Lipper High Yield Funds Average Index	9.13%	4.35%	4.24%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$449,469,313
  Number of Investments478
  Portfolio Turnover20%
  Total Advisory Fees Paid$2,461,119

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	4.0%
Packaging	4.1%
Building Materials	4.1%
Health Care	4.7%
Midstream	4.7%
Gaming	5.0%
Automotive	5.8%
Cable Satellite	6.7%
Insurance - P&C	8.4%
Technology	11.5%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197807

30221-E (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Opportunistic High Yield Bond Fund

Service Shares | FHYTX

Annual Shareholder Report - February 28, 2025

A Portfolio of Federated Hermes High Yield Trust

This annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$101	0.97%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities rated below investment grade.

Top Contributors to Performance

  The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services, Healthcare, Diversified Manufacturing and Building Materials industry sectors.

  The Fund was positively impacted by its underweight allocation to the underperforming Wireless and Metals & Mining sectors as well as its overweight allocation to the outperforming Technology sector.

  Specific Fund holdings that positively impacted performance relative to the Index included: SRS Distribution, McAfee Corp., Allied Universal Holdco, Clydesdale Acquisition, AthenaHealth Group and Rocket Software.

Top Detractors from Performance

  The Fund was negatively impacted by security selection in the Media & Entertainment, Packaging, Electric, Technology and Auto industry sectors.

  The Fund was negatively impacted by its industry allocation, especially its underweight position in the strong performing Wireline Telecommunication sector. It was also negatively impacted by its overweight allocation to the underperforming Packaging and Auto sectors. The Fund’s opportunistic equity allocation also detracted from performance, as did the Fund’s cash position given the strong absolute performance of high yield bonds during the period.

  Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, Enviva Inc., CSC Holdings LLC and Dornoch Debt Merger Sub.

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 2/28/2015 to 2/28/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate High Yield 2% Issuer Capped Index	Lipper High Yield Funds Average Index
2/28/2015	$10,000	$10,000	$10,000	$10,000
2/29/2016	$9,218	$10,150	$9,174	$9,220
2/28/2017	$11,064	$10,294	$11,177	$10,952
2/28/2018	$11,417	$10,346	$11,644	$11,352
2/28/2019	$11,785	$10,674	$12,146	$11,726
2/29/2020	$12,253	$11,921	$12,886	$12,377
2/28/2021	$13,786	$12,086	$14,086	$13,393
2/28/2022	$14,065	$11,766	$14,175	$13,512
2/28/2023	$13,109	$10,622	$13,402	$12,765
2/29/2024	$14,423	$10,976	$14,878	$14,046
2/28/2025	$15,617	$11,613	$16,380	$15,329

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	8.28%	4.97%	4.56%
Bloomberg US Aggregate Bond IndexFootnote Reference*	5.81%	(0.52%)	1.51%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	10.09%	4.92%	5.06%
Lipper High Yield Funds Average Index	9.13%	4.35%	4.24%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$449,469,313
  Number of Investments478
  Portfolio Turnover20%
  Total Advisory Fees Paid$2,461,119

Annual Shareholder Report

Federated Hermes Opportunistic High Yield Bond Fund

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Consumer Cyclical Services	4.0%
Packaging	4.1%
Building Materials	4.1%
Health Care	4.7%
Midstream	4.7%
Gaming	5.0%
Automotive	5.8%
Cable Satellite	6.7%
Insurance - P&C	8.4%
Technology	11.5%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective April 28, 2025, Kathryn P. Glass has been added to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314197104

30221-D (04/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $35,788

Fiscal year ended 2024 - $33,450

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,683 and $0 respectively. Fiscal year ended 2025- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $29,956 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $126,051

Fiscal year ended 2024 - $248,548

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
February 28, 2025

Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX	Service | FHYTX	R6 | FHYLX

Federated Hermes Opportunistic High Yield Bond Fund

A Portfolio of Federated Hermes High Yield Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
February 28, 2025
Principal Amount or Shares		Value
	CORPORATE BONDS—91.4%
	Aerospace/Defense—1.7%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 350,105
950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	963,707
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,167,997
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	967,462
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,386,555
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	645,634
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,263,354
	TOTAL	7,744,814
	Airlines—0.1%
291,667	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	291,545
	Automotive—5.5%
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,775,000
725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	725,910
250,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	255,282
5,700,000	Clarios Global LP / Clarios US Finance Co, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,732,490
225,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	230,409
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,954,233
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,023,613
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,525,841
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	546,435
1,950,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,972,308
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,313,655
625,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	654,444
1,800,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	1,538,055
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	590,431
375,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	379,083
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	400,712
	TOTAL	24,617,901
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	526,977
	Building Materials—4.1%
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,480,965
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	184,501
275,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	283,069
575,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	545,680
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,060,770
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,214,739
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,550,149
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	834,968
275,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	280,120
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	484,365
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	576,573
975,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	970,943
675,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	685,216
350,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	355,549
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,296,112
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	257,118
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	$ 269,041
2,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,304,762
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	253,365
1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,699,805
	TOTAL	18,587,810
	Cable Satellite—6.7%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	324,794
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,032,587
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,625,552
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	670,555
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,118,954
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	404,728
1,425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,390,991
2,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,714,075
500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	355,926
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	880,530
1,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	668,530
2,025,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,880,762
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	244,787
750,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	556,653
225,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	200,926
1,375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	929,109
400,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	383,810
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	653,554
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,432,448
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	634,540
1,425,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,281,174
2,625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,452,012
3,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,332,000
1,550,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,346,986
275,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	244,853
250,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	217,363
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,557,832
1,725,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,522,749
	TOTAL	30,058,780
	Chemicals—2.5%
350,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	346,201
350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	364,954
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	392,761
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	355,393
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	927,719
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	930,257
1,975,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,806,508
1,000,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,012,712
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	919,304
375,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	382,033
925,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	974,707
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,619,278
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	382,487
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	$ 802,260
	TOTAL	11,216,574
	Construction Machinery—0.6%
800,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	800,589
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	297,364
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	861,779
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	567,589
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	354,390
	TOTAL	2,881,711
	Consumer Cyclical Services—3.8%
325,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	335,431
3,950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,744,633
800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	805,801
575,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	572,312
1,725,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,687,435
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	538,472
325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	335,365
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,077,367
2,650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,726,081
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	794,261
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	605,722
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,471,345
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	768,728
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	769,011
	TOTAL	17,231,964
	Consumer Products—1.9%
3,575,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,567,714
550,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	579,125
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,002,193
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,359,121
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,423,168
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	380,095
	TOTAL	8,311,416
	Diversified Manufacturing—1.4%
2,625,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,658,920
175,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	178,944
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,207,168
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	891,239
275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	277,904
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,073,646
	TOTAL	6,287,821
	Finance Companies—2.6%
1,875,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	1,962,588
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	129,561
125,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	130,661
825,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	794,644
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	552,872
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	481,216
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	839,952
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	767,350
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$1,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	$ 1,772,515
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	367,800
1,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,348,154
1,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,432,290
450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	446,070
425,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	428,866
	TOTAL	11,454,539
	Food & Beverage—1.7%
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,816,689
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,038,153
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	301,890
1,075,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,074,528
1,000,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,008,893
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	299,037
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,573,891
125,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	123,233
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	441,024
	TOTAL	7,677,338
	Gaming—5.0%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	394,703
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	872,106
925,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	902,567
225,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	231,912
600,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	608,958
600,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	567,380
525,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	530,370
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	200,616
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	692,243
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,199,490
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	566,752
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,227,330
650,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	654,201
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,386,210
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,816,353
2,500,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	2,477,517
1,950,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,017,749
1,600,000	PENN Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,455,829
200,000	PENN Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	198,285
900,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	885,706
525,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	530,132
650,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	628,404
950,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	875,500
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	579,249
875,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	873,593
	TOTAL	22,373,155
	Health Care—4.7%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,520,948
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	881,233
1,075,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,041,300
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	342,909
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 900,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	$ 628,515
675,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	651,397
225,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	203,582
550,000		CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	466,670
300,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	311,533
425,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	392,205
625,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	621,817
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	569,910
200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	205,147
1,325,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,243,026
4,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,220,302
525,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	558,102
1,100,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,090,354
1,225,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,219,777
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,086,252
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	766,518
875,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	874,641
100,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	102,100
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	351,147
1,800,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	1,800,044
		TOTAL	21,149,429
		Health Insurance—0.1%
350,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	346,118
		Independent Energy—3.5%
675,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	696,289
500,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	493,599
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	420,127
550,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	555,726
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	512,334
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	225,403
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	342,243
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	940,558
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	547,023
150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	153,739
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	214,494
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,967,788
600,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	569,209
100,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	99,466
1,275,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	5,738
175,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	175,411
125,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	123,132
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,200,779
862,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	863,958
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	351,977
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	374,311
492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	491,150
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	669,756
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	334,346
525,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	500,528
400,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	419,341
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	$ 675,110
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,001,191
350,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	350,815
600,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	600,680
	TOTAL	15,876,221
	Industrial - Other—1.6%
1,300,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	1,318,745
3,750,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,619,434
1,975,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,059,103
	TOTAL	6,997,282
	Insurance - P&C—8.4%
1,275,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	1,317,061
975,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	996,353
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	1,530,210
850,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	860,164
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,622,519
500,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	515,461
4,475,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	4,652,269
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	2,029,050
475,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	513,813
1,625,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,662,836
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,379,175
2,250,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,325,159
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,314,217
1,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,848,434
1,100,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,172,023
1,700,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,841,159
2,500,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	2,574,480
1,000,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	994,621
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,722,239
	TOTAL	37,871,243
	Leisure—1.7%
250,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	262,977
650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	652,309
500,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	530,706
99,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	99,092
725,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	741,560
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	159,669
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	277,674
525,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	531,243
300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	296,412
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	252,049
400,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	398,042
700,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	714,572
1,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,031,799
1,750,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,697,420
	TOTAL	7,645,524
	Lodging—0.6%
950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	842,239
200,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	200,191
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	$ 512,419
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	785,569
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	285,198
250,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	253,777
	TOTAL	2,879,393
	Media Entertainment—2.7%
700,000	CMG Media, Corp., 144A, 8.875%, 6/18/2029	586,390
475,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	276,289
750,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	442,527
350,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	340,761
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	315,060
550,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	521,503
1,000,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	1,051,229
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	661,978
625,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	506,744
1,325,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	934,125
3,300,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	3,199,704
500,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	479,616
250,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	236,602
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	903,396
850,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	831,137
750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	762,514
	TOTAL	12,049,575
	Metals & Mining—1.0%
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	842,588
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	726,642
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	930,083
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	301,418
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	253,986
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,618,651
	TOTAL	4,673,368
	Midstream—4.4%
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,502,218
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,949,764
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,351,643
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	284,461
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	418,369
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	494,447
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,445,243
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	673,886
809,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	788,598
1,025,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	990,217
300,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	307,885
1,350,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,385,612
225,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	230,764
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	472,065
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	741,189
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	592,944
150,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	153,293
1,125,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,125,323
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 176,000	HF Sinclair Corp., Sr. Unsecd. Note, 6.375%, 4/15/2027	$ 178,571
900,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	919,274
525,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	525,179
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	900,091
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	596,875
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	375,397
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	251,513
675,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	683,174
325,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	322,074
175,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	174,886
	TOTAL	19,834,955
	Oil Field Services—2.1%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,455,555
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,103,611
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	335,997
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	593,902
175,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	178,076
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	175,451
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	472,982
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	624,435
321,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	321,954
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,037,049
1,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,131,195
	TOTAL	9,430,207
	Packaging—4.1%
1,159,480	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	81,164
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,354,880
1,025,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	524,390
800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	409,280
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	768,155
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	356,309
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	359,155
225,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	225,099
550,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	560,983
3,000,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	3,048,213
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	397,215
1,075,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	1,091,995
800,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	813,131
725,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	667,618
1,219,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,218,823
250,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	242,093
900,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	923,107
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	707,568
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	302,924
375,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	392,126
475,000	Trivium Packaging Finance B.V., Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	471,875
3,350,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	3,347,416
	TOTAL	18,263,519
	Paper—0.3%
1,100,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,037,734
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—continued
$ 125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	$ 115,185
	TOTAL	1,152,919
	Pharmaceuticals—1.7%
500,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	434,207
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	666,505
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	192,897
1,375,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	963,868
1,075,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	695,079
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,436,535
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	329,962
375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	385,227
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	309,356
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,208,301
	TOTAL	7,621,937
	Restaurant—1.6%
5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,270,772
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	330,727
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	870,794
475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	468,142
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	339,283
	TOTAL	7,279,718
	Retailers—1.4%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	599,941
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,120,779
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,330,425
325,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	324,776
675,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	617,458
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	198,391
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	255,103
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	347,759
500,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	476,901
900,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	950,646
225,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	235,104
	TOTAL	6,457,283
	Supermarkets—0.3%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	532,183
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	450,318
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	177,296
375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	375,909
	TOTAL	1,535,706
	Technology—11.1%
175,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	178,752
4,400,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,272,831
1,775,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,861,150
450,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	335,754
600,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	557,157
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	255,731
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,607,684
2,725,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	2,682,537
350,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	363,271
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	$ 1,431,962
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,593,592
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,046,240
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,356,151
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,747,639
325,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	327,864
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	232,002
1,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,704,699
450,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	466,315
500,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	501,864
436,590	Goto Group, Inc., 144A, 5.500%, 5/1/2028	378,742
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,378,133
725,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	664,792
375,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	382,050
1,450,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,459,292
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	592,656
4,575,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	4,461,865
725,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	791,978
880,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	854,175
575,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	594,709
350,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	331,711
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	231,156
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	919,245
375,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	388,701
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,577,027
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	482,983
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	80,406
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	430,502
708,500	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	804,287
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	186,119
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	443,139
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	444,408
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	288,045
600,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	610,636
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,992,807
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	716,715
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	394,817
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,219,092
1,300,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	1,335,127
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	779,955
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	381,461
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	566,550
	TOTAL	49,686,476
	Transportation Services—0.4%
1,050,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,068,079
550,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	566,860
	TOTAL	1,634,939
	Utility - Electric—2.0%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	685,117
300,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	274,377
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	$ 431,592
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	433,802
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	690,086
110,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	98,109
350,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	346,256
450,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	451,845
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,059,150
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,282,762
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	418,328
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	375,158
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,376,093
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	396,233
875,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	869,879
		TOTAL	9,188,787
		TOTAL CORPORATE BONDS (IDENTIFIED COST $423,365,800)	410,836,944
		COMMON STOCKS—5.2%
		Automotive—0.3%
72,778	[2]	American Axle & Manufacturing Holdings, Inc.	360,979
11,800		Lear Corp.	1,109,082
		TOTAL	1,470,061
		Building Materials—0.4%
10,090	[2]	GMS, Inc.	803,265
43,880		Interface, Inc.	887,692
		TOTAL	1,690,957
		Chemicals—0.3%
71,620	[2]	Ecovyst, Inc.	486,300
27,035		Koppers Holdings, Inc.	786,989
		TOTAL	1,273,289
		Consumer Cyclical Services—0.2%
10,750		The Brink’s Co.	1,010,930
		Consumer Products—0.4%
29,040		Edgewell Personal Care Co.	913,889
27,195		Energizer Holdings, Inc.	835,702
		TOTAL	1,749,591
		Containers & Packaging—0.2%
232,720		Ardagh Metal Packaging	667,906
32,065	[2]	O-I Glass, Inc.	367,786
		TOTAL	1,035,692
		Diversified Manufacturing—0.2%
5,635		WESCO International, Inc.	1,016,948
		Food & Beverage—0.2%
14,550	[2]	US Foods Holding Corp.	1,042,944
		Gaming—0.7%
12,085		Boyd Gaming Corp.	921,602
42,560	[2]	Caesars Entertainment, Inc.	1,413,843
17,805		Red Rock Resorts, Inc.	889,716
		TOTAL	3,225,161
		Independent Energy—0.2%
17,988		Devon Energy Corp.	651,525
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Media Entertainment—0.3%
5,058	[2,3]	Audacy Capital Corp.	$ 109,556
217,190	[2]	Stagwell, Inc.	1,409,563
		TOTAL	1,519,119
		Midstream—0.3%
63,621		Suburban Propane Partners LP	1,320,772
		Oil Field Services—0.1%
10,850	[2]	Nabors Industries Ltd.	436,062
		Paper—0.3%
44,061		Graphic Packaging Holding Co.	1,175,548
		Services—0.1%
56,480		Dun & Bradstreet Holdings, Inc.	512,274
		Technology—0.6%
8,495		Dell Technologies, Inc.	872,946
8,750		Science Applications International Corp.	864,412
75,720	[2]	Viavi Solutions, Inc.	846,550
		TOTAL	2,583,908
		Utility - Electric—0.4%
7,625		NRG Energy, Inc.	806,039
5,420		Vistra Corp.	724,437
		TOTAL	1,530,476
		TOTAL COMMON STOCKS (IDENTIFIED COST $27,929,853)	23,245,257
		WARRANTS—0.0%
		Media Entertainment—0.0%
6,131	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2025	62
1,021	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2025	10
		TOTAL WARRANTS (IDENTIFIED COST $2,041)	72
		INVESTMENT COMPANIES—2.2%
906,272		Bank Loan Core Fund	7,839,249
2,302,986		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4]	2,302,986
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $11,220,929)	10,142,235
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $462,518,623)[5]	444,224,508
		OTHER ASSETS AND LIABILITIES - NET—1.2%[6]	5,244,805
		NET ASSETS—100%	$449,469,313
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/29/2024	$7,294,493	$12,915,151	$—	$20,209,644
Purchases at Cost	$624,256	$23,823,977	$90,760,743	$115,208,976
Proceeds from Sales	$—	$(36,737,127)	$(88,457,757)	$(125,194,884)
Change in Unrealized Appreciation/Depreciation	$(79,500)	$839	$—	$(78,661)
Net Realized Gain/(Loss)	$—	$(2,840)	$—	$(2,840)
Value as of 2/28/2025	$7,839,249	$—	$2,302,986	$10,142,235
Shares Held as of 2/28/2025	7,839,249	—	2,302,986	10,142,235
Dividend Income	$624,322	$86,174	$192,037	$902,533

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $462,434,384.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$410,836,944	$—	$410,836,944
Equity Securities:
Common Stocks
Domestic	22,031,733	—	109,556	22,141,289
International	1,103,968	—	—	1,103,968
Warrants	—	—	72	72
Investment Companies	10,142,235	—	—	10,142,235
TOTAL SECURITIES	$33,277,936	$410,836,944	$109,628	$444,224,508

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.24	$6.01	$6.83	$6.98	$6.51
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss)	0.20	0.24	(0.78)	(0.12)	0.48
Total From Investment Operations	0.51	0.57	(0.46)	0.16	0.77
Less Distributions:
Distributions from net investment income	(0.33)	(0.34)	(0.33)	(0.29)	(0.30)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—
Total Distributions	(0.33)	(0.34)	(0.36)	(0.31)	(0.30)
Net Asset Value, End of Period	$6.42	$6.24	$6.01	$6.83	$6.98
Total Return[2]	8.28%	9.84%	(6.77)%	2.18%	12.33%
Ratios to Average Net Assets:
Net expenses[3]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	4.90%	5.52%	5.18%	4.01%	4.45%
Expense waiver/reimbursement[4]	0.15%	0.14%	0.13%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,591	$27,750	$24,153	$25,842	$23,000
Portfolio turnover[5]	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.24	$6.00	$6.83	$6.98	$6.51
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.28	0.27	0.23	0.23
Net realized and unrealized gain (loss)	0.19	0.25	(0.79)	(0.13)	0.49
Total From Investment Operations	0.45	0.53	(0.52)	0.10	0.72
Less Distributions:
Distributions from net investment income	(0.27)	(0.29)	(0.28)	(0.23)	(0.25)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—
Total Distributions	(0.27)	(0.29)	(0.31)	(0.25)	(0.25)
Net Asset Value, End of Period	$6.42	$6.24	$6.00	$6.83	$6.98
Total Return[2]	7.39%	9.13%	(7.68)%	1.36%	11.42%
Ratios to Average Net Assets:
Net expenses[3]	1.80%	1.80%	1.79%	1.78%	1.79%
Net investment income	4.07%	4.70%	4.30%	3.19%	3.62%
Expense waiver/reimbursement[4]	0.08%	0.07%	0.06%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,586	$13,280	$18,121	$28,570	$28,292
Portfolio turnover[5]	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.22	$5.98	$6.81	$6.96	$6.48
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.35	0.33	0.30	0.30
Net realized and unrealized gain (loss)	0.19	0.25	(0.79)	(0.12)	0.49
Total From Investment Operations	0.52	0.60	(0.46)	0.18	0.79
Less Distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.34)	(0.31)	(0.31)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—
Total Distributions	(0.34)	(0.36)	(0.37)	(0.33)	(0.31)
Net Asset Value, End of Period	$6.40	$6.22	$5.98	$6.81	$6.96
Total Return[2]	8.56%	10.31%	(6.72)%	2.43%	12.80%
Ratios to Average Net Assets:
Net expenses[3]	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income	5.15%	5.77%	5.38%	4.26%	4.68%
Expense waiver/reimbursement[4]	0.17%	0.14%	0.15%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$214,227	$233,603	$259,980	$351,491	$312,067
Portfolio turnover[5]	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.23	$5.99	$6.81	$6.97	$6.49
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.33	0.32	0.28	0.28
Net realized and unrealized gain (loss)	0.19	0.25	(0.78)	(0.13)	0.50
Total From Investment Operations	0.50	0.58	(0.46)	0.15	0.78
Less Distributions:
Distributions from net investment income	(0.32)	(0.34)	(0.33)	(0.29)	(0.30)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—
Total Distributions	(0.32)	(0.34)	(0.36)	(0.31)	(0.30)
Net Asset Value, End of Period	$6.41	$6.23	$5.99	$6.81	$6.97
Total Return[2]	8.28%	10.03%	(6.80)%	2.03%	12.51%
Ratios to Average Net Assets:
Net expenses[3]	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income	4.90%	5.52%	5.14%	4.00%	4.42%
Expense waiver/reimbursement[4]	0.16%	0.14%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$184,696	$208,908	$217,072	$292,433	$323,462
Portfolio turnover[5]	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended February 28 or 29,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.23	$5.99	$6.82	$6.97	$6.49
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.35	0.33	0.30	0.30
Net realized and unrealized gain (loss)	0.19	0.25	(0.79)	(0.12)	0.49
Total From Investment Operations	0.52	0.60	(0.46)	0.18	0.79
Less Distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.34)	(0.31)	(0.31)
Distributions from net realized gain	—	—	(0.03)	(0.02)	—
Total Distributions	(0.34)	(0.36)	(0.37)	(0.33)	(0.31)
Net Asset Value, End of Period	$6.41	$6.23	$5.99	$6.82	$6.97
Total Return[2]	8.56%	10.31%	(6.69)%	2.44%	12.80%
Ratios to Average Net Assets:
Net expenses[3]	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	5.16%	5.79%	5.43%	4.33%	4.86%
Expense waiver/reimbursement[4]	0.08%	0.06%	0.06%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,369	$11,112	$11,074	$12,111	$4,651
Portfolio turnover[5]	20%	15%	14%	34%	41%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investment in securities, at value including $10,142,235 of investments in affiliated holdings* (identified cost $462,518,623, including $11,220,929 of identified cost in affiliated holdings)	$444,224,508
Income receivable	6,367,176
Income receivable from affiliated holdings	50,883
Receivable for shares sold	162,133
Total Assets	450,804,700
Liabilities:
Payable for investments purchased	488,964
Payable for shares redeemed	557,846
Payable to bank	9,149
Income distribution payable	32,981
Payable for investment adviser fee (Note 5)	6,137
Payable for administrative fee (Note 5)	950
Payable for portfolio accounting fees	61,140
Payable for share registration costs	53,082
Payable for transfer agent fees (Note 2)	49,898
Payable for distribution services fee (Note 5)	4,981
Payable for other service fees (Notes 2 and 5)	41,905
Accrued expenses (Note 5)	28,354
Total Liabilities	1,335,387
Net assets for 70,177,086 shares outstanding	$449,469,313
Net Assets Consist of:
Paid-in capital	$512,232,103
Total distributable earnings (loss)	(62,762,790)
Net Assets	$449,469,313
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($30,590,584 ÷ 4,762,478 shares outstanding), no par value, unlimited shares authorized	$6.42
Offering price per share (100/95.50 of $6.42)	$6.72
Redemption proceeds per share	$6.42
Class C Shares:
Net asset value per share ($8,586,070 ÷ 1,336,999 shares outstanding), no par value, unlimited shares authorized	$6.42
Offering price per share	$6.42
Redemption proceeds per share (99.00/100 of $6.42)	$6.36
Institutional Shares:
Net asset value per share ($214,226,853 ÷ 33,471,326 shares outstanding), no par value, unlimited shares authorized	$6.40
Offering price per share	$6.40
Redemption proceeds per share	$6.40
Service Shares:
Net asset value per share ($184,696,417 ÷ 28,832,052 shares outstanding), no par value, unlimited shares authorized	$6.41
Offering price per share	$6.41
Redemption proceeds per share	$6.41
Class R6 Shares:
Net asset value per share ($11,369,389 ÷ 1,774,231 shares outstanding), no par value, unlimited shares authorized	$6.41
Offering price per share	$6.41
Redemption proceeds per share	$6.41

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended February 28, 2025

Investment Income:
Interest	$26,522,061
Dividends (including $902,533 received from affiliated holdings* and net of foreign taxes withheld of $8,738)	1,192,004
TOTAL INCOME	27,714,065
Expenses:
Investment adviser fee (Note 5)	2,830,905
Administrative fee (Note 5)	373,615
Custodian fees	27,562
Transfer agent fees (Note 2)	510,441
Directors’/Trustees’ fees (Note 5)	7,110
Auditing fees	33,450
Legal fees	11,723
Portfolio accounting fees	180,783
Distribution services fee (Note 5)	77,782
Other service fees (Notes 2 and 5)	584,442
Share registration costs	97,249
Printing and postage	66,162
Miscellaneous (Note 5)	38,085
TOTAL EXPENSES	4,839,309
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(369,786)
Reimbursement of other operating expenses (Notes 2 and 5)	(374,563)
TOTAL WAIVER AND REIMBURSEMENTS	(744,349)
Net expenses	4,094,960
Net investment income	23,619,105
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized loss of $(2,840) on sales of investments in affiliated holdings*)	(10,938,644)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(78,661) on investments in affiliated holdings*)	25,438,614
Net realized and unrealized gain (loss) on investments	14,499,970
Change in net assets resulting from operations	$38,119,075

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended February 28 or 29	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,619,105	$27,935,842
Net realized gain (loss)	(10,938,644)	(17,966,131)
Net change in unrealized appreciation/depreciation	25,438,614	37,463,049
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,119,075	47,432,760
Distributions to Shareholders:
Class A Shares	(1,532,594)	(1,445,922)
Class C Shares	(445,982)	(754,636)
Institutional Shares	(12,081,336)	(13,851,840)
Service Shares	(10,036,779)	(11,897,576)
Class R6 Shares	(597,490)	(682,697)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,694,181)	(28,632,671)
Share Transactions:
Proceeds from sale of shares	67,689,734	101,823,739
Net asset value of shares issued to shareholders in payment of distributions declared	24,133,657	27,949,469
Cost of shares redeemed	(150,432,073)	(184,320,289)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,608,682)	(54,547,081)
Change in net assets	(45,183,788)	(35,746,992)
Net Assets:
Beginning of period	494,653,101	530,400,093
End of period	$449,469,313	$494,653,101
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
February 28, 2025
1. ORGANIZATION
Federated Hermes High Yield Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $744,349 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended February 28, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$28,809	$(20,986)
Class C Shares	11,117	—
Institutional Shares	258,259	(199,518)
Service Shares	210,463	(154,059)
Class R6 Shares	1,793	—
TOTAL	$510,441	$(374,563)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended February 28, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$74,747
Class C Shares	25,494
Service Shares	484,201
TOTAL	$584,442
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 2/28/2025		Year Ended 2/29/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,354,155	$8,532,974	1,033,586	$6,264,153
Shares issued to shareholders in payment of distributions declared	240,370	1,529,013	237,207	1,441,099
Shares redeemed	(1,277,059)	(8,091,516)	(847,308)	(5,129,336)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	317,466	$1,970,471	423,485	$2,575,916
	Year Ended 2/28/2025		Year Ended 2/29/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	95,272	$605,788	293,666	$1,778,602
Shares issued to shareholders in payment of distributions declared	70,245	445,965	124,461	754,546
Shares redeemed	(955,991)	(6,046,787)	(1,308,448)	(7,935,479)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(790,474)	$(4,995,034)	(890,321)	$(5,402,331)
	Year Ended 2/28/2025		Year Ended 2/29/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,226,349	$39,404,787	10,724,971	$64,984,411
Shares issued to shareholders in payment of distributions declared	1,888,983	11,965,361	2,269,782	13,726,746
Shares redeemed	(12,195,361)	(77,075,597)	(18,883,157)	(113,877,871)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,080,029)	$(25,705,449)	(5,888,404)	$(35,166,714)
	Year Ended 2/28/2025		Year Ended 2/29/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,492,260	$15,781,885	4,137,541	$24,990,190
Shares issued to shareholders in payment of distributions declared	1,514,805	9,602,951	1,874,750	11,353,179
Shares redeemed	(8,725,730)	(55,210,029)	(8,698,928)	(52,516,291)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,718,665)	$(29,825,193)	(2,686,637)	$(16,172,922)
	Year Ended 2/28/2025		Year Ended 2/29/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	529,950	$3,364,300	631,321	$3,806,383
Shares issued to shareholders in payment of distributions declared	93,042	590,367	111,300	673,899
Shares redeemed	(632,788)	(4,008,144)	(806,815)	(4,861,312)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(9,796)	$(53,477)	(64,194)	$(381,030)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,281,498)	$(58,608,682)	(9,106,071)	$(54,547,081)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from non-deductible expenses from partnerships.
For the year ended February 28, 2025, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(126)	$126
Annual Financial Statements and Additional Information

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2025 and February 29, 2024, were as follows:
	2025	2024
Ordinary income	$24,694,181	$28,632,671
As of February 28, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,284,062
Net unrealized depreciation	$(18,209,876)
Capital loss carryforwards	$(45,836,976)
TOTAL	$(62,762,790)
At February 28, 2025, the cost of investments for federal tax purposes was $462,434,384. The net unrealized depreciation of investments for federal tax purposes was $18,209,876. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $8,367,151 and unrealized depreciation from investments for those securities having an excess of cost over value of $26,577,027. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for partnership adjustments, discount accretion/premium amortization on debt securities, defaulted bonds and deferral of losses on wash sales.
As of February 28, 2025, the Fund had a capital loss carryforward of $45,836,976 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,837,068	$43,999,908	$45,836,976
The Fund used capital loss carryforwards of $631,808 to offset capital gains realized during the year ended February 28, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended February 28, 2025, the Adviser voluntarily waived $365,432 of its fee and voluntarily reimbursed $374,563 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended February 28, 2025, the Adviser reimbursed $4,354.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2025, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$77,782
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended February 28, 2025, FSC retained $7,477 of fees paid by the Fund. For the year ended February 28, 2025, Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended February 28, 2025, FSC retained $4,227 in sales charges from the sale of Class A Shares. FSC also retained $2,530 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended February 28, 2025, FSSC received $19,493 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.83%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to May 1, 2025, the Fee Limit for the Class C Shares was 1.81%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2025, were as follows:
Purchases	$90,386,294
Sales	$142,953,188
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Financial Statements and Additional Information

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of February 28, 2025, the Fund had no outstanding loans. During the year ended February 28, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2025, there were no outstanding loans. During the year ended February 28, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended February 28, 2025, 98.8% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED HERMES HIGH YIELD TRUST:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes High Yield Trust (the “Trust”) (comprising Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”)), including the portfolio of investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund comprising Federated Hermes High Yield Trust at February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
April 24, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes High Yield Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	38,960,648.739	1,058,623.819	0	N/A
John B. Fisher	39,016,945.793	1,002,326.765	0	N/A
John G. Carson	39,016,084.203	1,003,188.355	0	N/A
G. Thomas Hough	38,986,672.376	1,032,600.182	0	N/A
Karen L. Larrimer	38,962,018.248	1,057,254.310	0	N/A
Max F. Miller	38,870,251.032	1,149,021.526	0	N/A
Frank J. Nasta	38,994,432.101	1,024,840.457	0	N/A
Thomas M. O’Neill	38,398,879.156	1,620,393.402	0	N/A
Madelyn A. Reilly	38,963,814.332	1,055,458.226	0	N/A
John S. Walsh	38,406,648.288	1,612,624.270	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Opportunistic High Yield Bond Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Opportunistic High Yield Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
30221 (4/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Opportunistic High Yield Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Opportunistic High Yield Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes High Yield Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  April 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  April 23, 2025